RELATED PARTY TRANSACTIONS - Disclosure of detailed information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Salaries and bonus	$ 869,250	$ 864,300	$ 938,542
Compensation expense and share-based payments	46,092	374,014	724,035
Key management personnel compensation	$ 915,342	$ 1,238,314	$ 1,662,577